                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cincinnati Financial Corporation
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Martin F. Hollenbeck
Title: Chief Investment Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Martin F. Hollenbeck                Fairfield, Ohio   November 3, 2009
-------------------------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.   File No.   Name
---   --------   ----
01    28-10753   The Cincinnati Insurance Company
02    28-10754   The Cincinnati Life Insurance Company
03    28-10755   The Cincinnati Casualty Company
04    28-10756   The Cincinnati Indemnity Company
05    28-12741   The Cincinnati Specialty Underwriters Insurance Company


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0
Form 13F Information Table Entry Total:           39
Form 13F Information Table Value Total       727,883
                                          (thousands)

List of Other Included Managers: None


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

                                  COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5
           ISSUER              TITLE OF CLASS    CUSIP    FMV (000)  SHARES/PRINCIPAL  SH/PRN
           ------             ---------------  ---------  ---------  ----------------  ------
3M COMPANY                    COMMON           88579Y101     11,070           150,000  SH
ABBOTT LABORATORIES           COMMON           002824100     10,775           217,800  SH
AGL RESOURCES                 COMMON           001204106     22,432           635,997  SH
AT&T INC                      COMMON           00206R102     14,639           542,000  SH
BAXTER INTL INC               COMMON           071813109     13,397           235,000  SH
BEST BUY CO INC               COMMON           086516101     17,349           462,400  SH
CHEVRON CORPORATION           COMMON           166764100     23,383           332,000  SH
CLOROX COMPANY                COMMON           189054109     13,268           225,573  SH
COLGATE-PALMOLIVE CORP        COMMON           194162103     22,350           293,000  SH
CONOCOPHILLIPS                COMMON           20825C104      4,516           100,000  SH
DOVER CORP                    COMMON           260003108     30,264           780,800  SH
DUKE ENERGY CORP              COMMON           26441C105     19,769         1,256,000  SH
EMERSON ELECTRIC              COMMON           291011104     10,896           271,845  SH
EQUITY RESIDENTIAL            CONVERTIBLE DEB  26884AAV5      1,833         1,850,000  PRN
EXXON MOBIL CORPORATION       COMMON           30231G102     10,707           156,054  SH
GENUINE PARTS CO              COMMON           372460105     31,323           823,000  SH
HONEYWELL INT L INC           COMMON           438516106     35,200           947,500  SH
IBM CORP                      COMMON           459200101     20,334           170,000  SH
JOHNSON & JOHNSON             COMMON           478160104     43,927           721,415  SH
LINEAR TECHNOLOGY CORP        COMMON           535678106     21,944           794,200  SH
MCDONALD'S CORP               COMMON           580135101     25,547           447,638  SH
MEDTRONIC INC                 COMMON           585055106     25,383           689,750  SH
MEDTRONIC INC                 CONVERTIBLE DEB  585055AM8      2,321         2,350,000  PRN
MEDTRONIC INC                 CONVERTIBLE DEB  585055AK2      1,876         1,900,000  PRN
MERIDIAN BIOSCIENCE           COMMON           589584101     19,508           780,000  SH
MICROCHIP TECHNOLOGY INC      COMMON           595017104     16,165           610,000  SH
MICROSOFT CORP                COMMON           594918104     22,762           885,000  SH
PAYCHEX INC                   COMMON           704326107     23,240           800,000  SH
PEPSICO INC                   COMMON           713448108     44,552           759,500  SH
PFIZER INC                    COMMON           717081103      9,541           576,500  SH
PIEDMONT NATURAL GAS          COMMON           720186105     48,342         2,019,278  SH
PRAXAIR INC                   COMMON           74005P104      8,169           100,000  SH
PROCTER & GAMBLE CORPORATION  COMMON           742718109      2,890            49,900  SH
RPM INTERNATIONAL INC         COMMON           749685103     15,249           824,725  SH
SPECTRA ENERGY CORP           COMMON           847560109      1,477            78,000  SH
STAPLES INC                   COMMON           855030102     18,188           783,293  SH
SYSCO CORP                    COMMON           871829107     23,200           933,613  SH
VERIZON COMMUNICATIONS INC    COMMON           92343V104     20,665           682,700  SH
WYETH                         COMMON           983024100     19,432           400,000  SH
                                                            727,883


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

                                 COLUMN 6     COLUMN 7   COLUMN 8
           ISSUER             INVESTMENT DIS  OTH MGRS     SOLE    SHARED  NONE
           ------             --------------  --------  ---------  ------  ----
3M COMPANY                    SOLE                        150,000      --    --
ABBOTT LABORATORIES           SOLE                        217,800      --    --
AGL RESOURCES                 SOLE                        635,997      --    --
AT&T INC                      SOLE                        542,000      --    --
BAXTER INTL INC               SOLE                        235,000      --    --
BEST BUY CO INC               SOLE                        462,400      --    --
CHEVRON CORPORATION           SOLE                        332,000      --    --
CLOROX COMPANY                SOLE                        225,573      --    --
COLGATE-PALMOLIVE CORP        SOLE                        293,000      --    --
CONOCOPHILLIPS                SOLE                        100,000      --    --
DOVER CORP                    SOLE                        780,800      --    --
DUKE ENERGY CORP              SOLE                      1,256,000      --    --
EMERSON ELECTRIC              SOLE                        271,845      --    --
EQUITY RESIDENTIAL            SOLE                             --      --    --
EXXON MOBIL CORPORATION       SOLE                        156,054      --    --
GENUINE PARTS CO              SOLE                        823,000      --    --
HONEYWELL INT L INC           SOLE                        947,500      --    --
IBM CORP                      SOLE                        170,000      --    --
JOHNSON & JOHNSON             SOLE                        721,415      --    --
LINEAR TECHNOLOGY CORP        SOLE                        794,200      --    --
MCDONALD'S CORP               SOLE                        447,638      --    --
MEDTRONIC INC                 SOLE                        689,750      --    --
MEDTRONIC INC                 SOLE                             --      --    --
MEDTRONIC INC                 SOLE                             --      --    --
MERIDIAN BIOSCIENCE           SOLE                        780,000      --    --
MICROCHIP TECHNOLOGY INC      SOLE                        610,000      --    --
MICROSOFT CORP                SOLE                        885,000      --    --
PAYCHEX INC                   SOLE                        800,000      --    --
PEPSICO INC                   SOLE                        759,500      --    --
PFIZER INC                    SOLE                        576,500      --    --
PIEDMONT NATURAL GAS          SOLE                      2,019,278      --    --
PRAXAIR INC                   SOLE                        100,000      --    --
PROCTER & GAMBLE CORPORATION  SOLE                         49,900      --    --
RPM INTERNATIONAL INC         SOLE                        824,725      --    --
SPECTRA ENERGY CORP           SOLE                         78,000      --    --
STAPLES INC                   SOLE                        783,293      --    --
SYSCO CORP                    SOLE                        933,613      --    --
VERIZON COMMUNICATIONS INC    SOLE                        682,700      --    --
WYETH                         SOLE                        400,000      --    --


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